Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Administrative Expenses

	For the year ended December 31,
	2025	2024	2023
Personnel expenses	2,688	2,368	1,971
Audit fees	224	214	227
Consulting fees	200	178	275
Communication	21	21	21
Stationery	2	2	3
Greek tax authorities (note 17)	314	216	236
Other	702	695	808
Total	4,151	3,694	3,541